VARIABLE INTEREST ENTITIES - CONSOLIDATED (Details) - CAD CAD in Millions	6 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Feb. 15, 2017	Dec. 31, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	CAD 2,028	CAD 1,855		CAD 2,117	CAD 1,257	CAD 1,735	CAD 1,015
Accounts receivable and other	5,734			4,978
Inventory	1,249			1,233
Total current assets	9,147			8,410
Property, plant and equipment, net	99,462			64,284
Long-term investments	14,321			6,836
Restricted long-term investments	237			90
Deferred amounts and other assets	6,098			3,113
Intangible assets, net	4,061			1,573
Total assets	169,036			85,832
Liabilities
Short-term borrowings	975			351
Accounts payable and other	7,539			7,295
Interest payable	593			333
Current portion of long-term debt	2,607			4,100
Total current liabilities	12,890			12,966
Long-term debt	62,081			36,494
Other long-term liabilities	6,939			4,981
Deferred income taxes	14,484			6,036
Total liabilities	CAD 96,394			CAD 60,477
Bakken Pipeline System
VARIABLE INTEREST ENTITY
Ownership interest in equity investment (as a percent)	27.60%
Variable Interest Entity, Primary Beneficiary
Assets
Cash and cash equivalents	CAD 448
Accounts receivable and other	1,217
Inventory	190
Total current assets	1,855
Property, plant and equipment, net	30,794
Long-term investments	3,629
Restricted long-term investments	76
Deferred amounts and other assets	1,219
Intangible assets, net	104
Total assets	37,677
Liabilities
Short-term borrowings	300
Accounts payable and other	1,707
Interest payable	140
Current portion of long-term debt	897
Total current liabilities	3,044
Long-term debt	12,930
Other long-term liabilities	1,405
Deferred income taxes	692
Total liabilities	18,071
Net assets before noncontrolling interest	CAD 19,606
Enbridge Holdings (DakTex), L.L.C.
VARIABLE INTEREST ENTITY
Ownership interest in VIE (as a percent)	75.00%
Spectra Energy Partners, LP
VARIABLE INTEREST ENTITY
Ownership interest in VIE (as a percent)	75.00%
Enbridge Energy Partners, L.P. | Bakken Pipeline System
VARIABLE INTEREST ENTITY
Ownership interest in equity investment (as a percent)			27.60%
Enbridge Energy Partners, L.P. | Enbridge Holdings (DakTex), L.L.C.
VARIABLE INTEREST ENTITY
Ownership interest in VIE (as a percent)	25.00%
Enbridge Holdings (DakTex), L.L.C. | Bakken Pipeline System
VARIABLE INTEREST ENTITY
Ownership interest in equity investment (as a percent)	27.60%